FORWARD FUNDS

Supplement dated September 20, 2010

to the

Forward Funds Statement of Additional Information (the “SAI”)

dated May 1, 2010, as supplemented

This supplement amends the SAI dated May 1, 2010, as supplemented, in order to incorporate changes of the name, advisory arrangement, and an investment restriction of the Forward Small to Mid Cap Fund (the “Fund”), an existing series of Forward Funds. Accordingly, the following revisions are incorporated into the SAI effective immediately:

Change of Name of the Fund

All references in the SAI to “Forward Small to Mid Cap Fund” are replaced with “Forward SMIDPlus Fund.”

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Change of Advisory Arrangement of the Fund

All references in the SAI to Los Angeles Capital Management and Equity Research, Inc. as the sub-advisor to the Fund and to Thomas D. Stevens, CFA, Hal Reynolds, CFA, David Borger, CFA, Stuart Matsuda and Christine Kugler as the portfolio managers of the Fund are deleted.

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The last paragraph on the cover page of the SAI is replaced and amended in its entirety to read as follows:

Dates of Prospectuses: May 1, 2010 (for Class A, Class B, Class C and Class M shares), May 1, 2010 (for Investor Class and Institutional Class shares), May 1, 2010 (for Class Z shares), September 1, 2010 (for Class A shares of the Forward Long/Short Credit Analysis Fund), September 20, 2010 (for Class C shares of the Forward SMIDPlus Fund), September 20, 2010 (for Investor and Institutional Class shares of the Forward SMIDPlus Fund), and September 20, 2010 (for Class Z shares of the Forward SMIDPlus Fund).

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The first sentence of the fourth paragraph under the heading “ORGANIZATION OF FORWARD FUNDS” on page 3 of the SAI is amended to read as follows:

The Forward Aggressive Growth Allocation Fund, Forward Balanced Allocation Fund, Forward Growth Allocation Fund, Forward Growth & Income Allocation Fund, Forward Income Allocation Fund, Forward Income & Growth Allocation Fund, (each an “Allocation Fund” and collectively, the “Allocation Funds”), Forward Large Cap Growth Fund (formerly the Accessor Growth Fund), Forward SMIDPlus Fund (formerly the Forward Small to Mid Cap Fund), Forward Large Cap Value Fund (formerly the Accessor Value Fund), Forward International Equity Fund, Forward High Yield Bond Fund, Forward Investment Grade Fixed-Income Fund, Forward Mortgage Securities Fund, Forward U.S. Government Money Fund, and Forward Strategic Alternatives Fund are successors to the Accessor Aggressive Growth Allocation Fund, Accessor Balanced Allocation Fund, Accessor Growth Allocation Fund, Accessor Growth & Income Allocation Fund, Accessor Income Allocation Fund, Accessor Income & Growth Allocation Fund, Accessor Growth Fund, Accessor Small to Mid Cap Fund, Accessor Value Fund, Accessor International Equity Fund, Accessor High Yield Bond Fund, Accessor Investment Grade Fixed- Income Fund, Accessor Mortgage Securities Fund, Accessor U.S. Government Money Fund, and Accessor Strategic Alternatives Fund (each a “Predecessor Accessor Fund” and collectively, the “Predecessor Accessor Funds”), respectively.

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The first sentence of the third paragraph under the heading/sub-heading “INVESTMENT ADVISORY AND OTHER SERVICES – Investment Advisor” on page 14 of the SAI is amended to read as follows:

Forward Management has delegated to the Sub-Advisors the authority to manage each Fund, other than with regard to the Allocation Funds, Forward Frontier MarketStrat Fund, Forward Global Infrastructure Fund, Forward International Dividend Fund, Forward International Real Estate Fund, Forward Real Estate Fund, Forward Select Income Fund, Forward SMIDPlus Fund, Forward Strategic Alternatives Fund, Forward Strategic Realty Fund, Forward U.S. Government Money Fund, and the cash portion of the Forward Emerging Markets Fund (collectively, the “Forward Management Directly Advised Funds”).

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The following amendments are made under the heading/subheading “INVESTMENT ADVISORY AND OTHER SERVICES – Investment Management and Sub-Advisory Agreements” on pages 17 - 23 of the SAI:

The second sentence of the second paragraph on page 19 is replaced and amended in its entirety to read as follows:

The Sub-Advisors for the Forward High Yield Bond Fund, Forward International Equity Fund, Forward Investment Grade Fixed-Income Fund, Forward Large Cap Growth Fund, Forward Large Cap Value Fund and Forward Mortgage Securities Fund are compensated directly by the Trust on behalf of the Fund.

The first sentence of the paragraph on page 21 is amended to read as follows:

For the services provided pursuant to the Sub-Advisory Agreements with Forward Management, the Sub-Advisors for the Forward Banking and Finance Fund, Forward Emerging Markets Fund (non-cash portion), Forward Growth Fund, Forward International Fixed Income Fund, Forward International Small Companies Fund, Forward Legato Fund, Forward Long/Short Credit Analysis Fund, Forward Small Cap Equity Fund, and Forward Tactical Growth Fund are paid an annual fee from Forward Management; and the Sub-Advisors for the Forward High Yield Bond Fund, Forward International Equity Fund, Forward Investment Grade Fixed-Income Fund, Forward Large Cap Growth Fund, Forward Large Cap Value Fund, and Forward Mortgage Securities Fund are paid an annual fee from the Trust on behalf of the Fund.

The reference to the Fund in the table on page 22 concerning the sub-advisory fee rates is removed in its entirety.

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The following information regarding the other accounts managed by the portfolio managers of the Fund is added following the last paragraph under the heading/subheading “INVESTMENT ADVISORY AND OTHER SERVICES – Portfolio Managers – Forward Management, LLC” on page 43 of the SAI:

Forward SMIDPlus Fund

The Fund is team managed by Nathan J. Rowader, Director of Investments, David L. Ruff, CFA, Portfolio Manager, Jim O’Donnell, CFA, President of Forward Asset Management and Chief Investment Officer of Forward Management, and Paul Herber, CFA, Investment Officer. Messrs. Rowader and Ruff have co-primary responsibility for the day-to-day management of the Fund. The tables below include details about the type, number, and assets under management for the various types of accounts, and total assets in the accounts with respect to which the advisory fee is based on the performance of the accounts that Messrs. Rowader, Ruff, O’Donnell, and Herber have managed as of August 30, 2010:

Nathan J. Rowader

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies	10	$1,207.8	0	$0.0
Other pooled investment vehicles	1	$10.1	0	$0.0
Other accounts	0	$0.0	0	$0.0

David L. Ruff

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies	2	$18.1	0	$0.0
Other pooled investment vehicles	0	$0.0	0	$0.0
Other accounts	345	$128.0	0	$0.0

Jim O’Donnell

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies	17	$2,598.3	0	$0.0
Other pooled investment vehicles	0	$0.0	0	$0.0
Other accounts	5	$1.9	0	$0.0

Paul Herber

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies	10	$1,207.8	0	$0.0
Other pooled investment vehicles	1	$10.1	0	$0.0
Other accounts	0	$0.0	0	$0.0

Potential conflicts of interest may arise because Forward Management engages in portfolio management activities for other clients. Forward Management has adopted a portfolio security aggregation and allocation policy, which is designed to provide reasonable assurance that buy and sell opportunities are allocated fairly among clients. When practicable, buy and sell trades are aggregated and subsequently allocated based on the size of the target position of that security for each client account and the portion of that target position represented by the share quantity included in the aggregated trade. The prices of securities allocated are at the average share price for all transactions in that security for a given aggregated trade order, with all transaction costs shared on a pro rata basis.

Mr. O’Donnell’s compensation consists of a fixed salary and long-term and short-term management incentive programs that are based, in part, on the profitability of Forward Management. To the extent the success of the Fund affects the profitability of Forward Management, it indirectly affects Mr. O’Donnell’s compensation.

The compensation of Messrs. Rowader, Ruff, and Herber includes a fixed salary and a discretionary bonus that is based, in part, on the profitability of Forward Management. To the extent the success of the Fund affects the profitability of Forward Management, it indirectly affects their compensation.

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The information concerning the portfolio managers ownership with respect to the Fund as contained in the table under the heading/subheading “INVESTMENT ADVISORY AND OTHER SERVICES – Portfolio Managers” on pages 44 and 45 of the SAI is replaced and amended to read as follows:

Information as of December 31, 2009 (except as otherwise noted)

Name of Portfolio Manager	Fund	Dollar Range of Equity Securities in the Fund*
Jim O’Donnell**	Forward SMIDPlus Fund	A
Paul Herber**	Forward SMIDPlus Fund	A
Nathan Rowader**	Forward SMIDPlus Fund	A
Justin Ruff**	Forward SMIDPlus Fund	A

*	Key to Dollar Ranges
**	Information as of August 30, 2010
A	None
B	$1 - $10,000
C	$10,001 - $50,000
D	$50,001 - $100,000
E	$100,001 - $500,000
F	$500,001 - $1,000,000
G	Over $1,000,000

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The first sentence of the third paragraph under the heading “INVESTMENT OBJECTIVES AND POLICIES” on page 70 of the SAI is amended to read as follows:

The following Funds have names which suggest a focus on a particular type of investment: the Forward Banking and Finance Fund, Forward Emerging Markets Fund, Forward Global Infrastructure Fund, Forward High Yield Bond Fund, Forward International Dividend Fund, Forward International Equity Fund, Forward International Fixed Income Fund, Forward International Real Estate Fund, Forward International Small Companies Fund, Forward Investment Grade Fixed-Income Fund, Forward Large Cap Equity Fund, Forward Large Cap Growth Fund, Forward Large Cap Value Fund, Forward Mortgage Securities Fund, Forward Real Estate Fund, Forward Small Cap Equity Fund, Forward Strategic Realty Fund, and Forward U.S. Government Money Fund.

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Non-fundamental investment restriction number 6 with respect to the Fund under the heading/subheading “INVESTMENT RESTRICTIONS – Non-Fundamental Investment Restrictions of the Funds (other than the Allocation Funds, Forward Growth Fund, and Forward Banking and Finance Fund)” on page 75 of the SAI is replaced and amended in its entirety to read as follows:

6.

Except for the Forward Investment Grade Fixed-Income Fund and Forward SMIDPlus Fund, each Fund may not invest in Municipal Securities (debt securities issued by states, counties, and other local governmental jurisdictions, including agencies of such governmental jurisdictions, within the United States). The Forward Investment Grade Fixed-Income Fund may invest up to 5% of its net assets in Municipal Securities and the Forward SMIDPlus Fund may invest up to 20% of its net assets in Municipal Securities.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

SUPP SMID SAI 09202010

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